BORROWINGS - Finance Lease Liabilities (Details) - USD ($)	May 31, 2012	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2014	Jan. 01, 2014	Jan. 01, 2013
Disclosure of detailed information about borrowings [line items]
Recognised finance lease as assets		$ 20,060,000	$ 21,282,000
Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Lump sum payment under finance lease		2,500,000
Equipment Finance Agreement
Disclosure of detailed information about borrowings [line items]
Net book value of equipment securing finance lease liabilities		16,800,000	18,900,000
Maximum borrowing capacity				$ 25,700,000
Debt instrument term	60 months
Equipment Finance Agreement | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate				2.95%	2.90%	2.74%
Buildings
Disclosure of detailed information about borrowings [line items]
Recognised finance lease as assets		1,526,000	1,978,000
Manufacturing equipment
Disclosure of detailed information about borrowings [line items]
Recognised finance lease as assets		18,233,000	19,304,000
Furniture, office equipment, and other
Disclosure of detailed information about borrowings [line items]
Recognised finance lease as assets		301,000	0
Bottom of range | Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Monthly lease installment payments		238	127
Bottom of range | Equipment Finance Agreement
Disclosure of detailed information about borrowings [line items]
Monthly lease installment payments		39,329
Top of range | Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Monthly lease installment payments		263,450	$ 263,450
Top of range | Equipment Finance Agreement
Disclosure of detailed information about borrowings [line items]
Monthly lease installment payments		$ 263,450